Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Judgments Estimates And Assumptions [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management´s experience and other facts, including the expectations about future events which are reasonable under current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they impact the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.	Judgments
In the process of applying the Group’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)	Contingencies -
By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)	Development start date -
The Group assesses the status of each exploration project of its mining units to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Group determines that the property can be economically developed.

(c)	Production start date -
The Group assesses the stage of each mine under development to determine when a mine moves into the production phase. The criteria used to assess the start date are determined based on the unique nature of each mining project, such as the complexity of the project and its location. The Group considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-	Level of capital expenditure incurred compared to the original construction cost estimates.
-	Completion of a reasonable period of testing of the mine plant and equipment.
-	Ability to produce metal in saleable form (within specifications).
-	Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs ceases and costs are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

3.2.	Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Determination of mineral reserves and resources -
The Group calculates its reserves using methods generally applied by mining and industry according to international guidelines. All estimated reserves represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed.

The process of estimating quantities of reserves is complex and requires making subjective decisions when evaluating all geological, geophysical, engineering and economic information available choices. Reviews could occur on reserve estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves could mainly affect the carrying value of mining concessions, development costs and property, plant and equipment; the charges in result for depreciation and amortization; and the carrying amount of the provision for closure of mining units.

(b)	Units of production depreciation -
Estimated economically recoverable reserves are used in determining the depreciation and/or amortization of mine-specific assets.

This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes in estimates are accounted for prospectively.

(c)	Mine rehabilitation provision -
The Group assesses its mine rehabilitation provision at each reporting date using a desconted future cash flow method. In determining the amount of the provision, it is necessary to make significant assumtions and estimates, becasuse exist many factors that can affect the final amount of this provision. This factors includes estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates and periods in which is expected that such costs will be incurred. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at reporting date represents Management’s best estimate of the present value of the future rehabilitation costs required.

(d)	Inventories, net -
Inventories are classified in short and long term in accordance with the time that Management estimates will start the production of the concentrate extracted from the mining unit.

Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

(e)	Impairment of non-financial assets -
The Group assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the fair value less costs of disposal and value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is generally calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation. The Group has determined the operations of each mining unit as a single cash generating unit.

(f)	Taxes -
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant Management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

(g)	Fair value of contingent consideration -
The contingent consideration arising from a business combination is measured at fair value at the date of acquisition, as part of the business combination. If the contingent consideration is eligible to be recognized as a financial liability the fair value is subsequently re-measured at each date of the consolidated financial statements. Determining the fair value of the contingent consideration is based on a model of discounted future cash flows. The key assumptions take into account the likelihood of achieving each goal of financial performance as well as the discount factor.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Significant Judgments Estimates And Assumptions [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management’s experience and other facts, including the expectations about future events which are reasonable under the current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they impact the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.	Judgments
In the process of applying the Company’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)	Contingencies -
By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)	Development start date -
The Company assesses the status of each exploration project to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Company determines that the property can be economically developed.

(c)	Production start date -
The Company assesses the stage of each mine under development to determine when a mine moves into the production phase. The determination of the start date is based on the unique nature of each mining project; such as the complexity of the project and its location. The Company considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-	Completion of a reasonable period of testing of the mine plant and equipment.
-	Ability to produce metal in saleable form (within specifications).
-	Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs ceases and the cost of mining waste ore are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

3.2.	Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

(a)	Determination of mineral reserves and resources -
The Company calculates its reserves using methods generally applied by mining and industry according to international guidelines. All estimated reserves represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed.

The process of estimating quantities of reserves is complex and requires making subjective decisions when evaluating all geological, geophysical, engineering and economic information available. Reviews could occur on reserve estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves could affect the carrying value of mining concessions, development costs and property, plant and equipment, the charges in result for depreciation and amortization, and the carrying amount of the provision for closure of mining units.

(b)	Units of production depreciation -
Estimated economically recoverable reserves are used in determining the depreciation and (or) amortization of mine-specific assets.

This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes in estimates are accounted for prospectively.

(c)	Mine rehabilitation provision -
The Company assesses its mine rehabilitation provision at each reporting date. The ultimate rehabilitation costs are uncertain, and cost estimates can vary in response to many factors, including estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at reporting date represents Management’s best estimate of the present value of the future rehabilitation costs required.

(d)	Inventories, net -
Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

Stockpiles and ore on leach pads are measured by estimating the number of tons added and removed from the stockpile and leach pads, the number of contained gold ounces, assay data, and the estimated recovery percentage based on the expected processing method. Stockpile and ore on leach pad tonnages are verified by periodic surveys.

(e)	Impairment of non-financial assets -
The Company assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the fair value less costs of disposal and value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates and operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation.

The Company has determined the operations of Yanacocha and Conga as the cash generating units.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Significant Judgments Estimates And Assumptions [Line Items]
Disclosure of significant accounting policies [text block]
2.	Significant accounting principles and policies

The significant accounting policies applied in the preparation of the financial statements are summarized below:

(a)	Basis of presentation -

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS includes International Accounting Standards (IAS) and pronouncements of the Interpretations Committees (SIC and IFRIC).

The financial statements have been prepared based on historical cost, except for accounts receivable and/or payable related to embedded derivatives, which have been measured at fair value (see Note 2(d)). The financial statements are presented in United States dollars (US$) and include the years ended December 31, 2017 and 2016. Unless otherwise indicated, all values have been rounded to the nearest thousand.

(b)	Use of judgments, estimates and assumptions -

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions in order to determine the amounts of the assets and liabilities, and the disclosure of contingent assets and liabilities as of December 31, 2017 and 2016, and the amounts of reported revenues and expenses for the years ended December 31, 2017 and 2016.

Information about significant judgments, estimates and assumptions made by Management in the preparation of the financial statements follows:

(b.1)    Judgments -

(i)	Contingencies -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential amount of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(ii)	Stripping cost -

The Company incurs waste removal costs (stripping costs) during the development and production phases of its surface mining operations. During the production phase, stripping costs (production stripping costs) can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The former are included as part of the costs of inventory, while the latter are capitalized as a stripping activity asset, where certain criteria are met.

Once the Company has identified its production stripping for its surface mining operation, it identifies the separate components of the ore body. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgment is required to identify and define these components, and to determine the expected volumes (e.g., in tons) of waste to be stripped and ore to be mined in each of these components.

(b.2)    Estimates and assumptions -

(i)	Determination of mineral reserves -

Mineral reserves are the part of a mineral deposit that can be economically and legally extracted from the mine concessions. The Company estimates its mineral reserves based on information compiled by individuals qualified in reference to geological data about the size, depth and form of the ore body, and requires geological judgments in order to interpret the data.

The estimation of recoverable reserves involves numerous uncertainties with respect to the ultimate geology of the ore body, including quantities, grades and recovery rates. Estimating the quantity and grade of mineral reserves requires the Company to determine the size, shape and depth of the ore body by analyzing geological data. In addition to the geology, assumptions are required to determine the economic feasibility of mining the reserves, including estimates of future commodity prices and demand, future requirements of capital and production costs, and estimated exchange rates. Revisions in reserve or resource estimates have an impact on the value of mining properties, property, plant and equipment, provisions for cost of mine closure, recognition of assets for deferred taxes and depreciation and amortization of assets.

(ii)	Units of production depreciation -

Estimated mineral reserves are used in determining the depreciation and/or amortization of mine-specific assets. This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, is impacted by both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves.

(iii)	Provision for remediation and mine closure -

The Company assesses its provision for remediation and mine closure quarterly. It is necessary to make estimates and assumptions in determining this provision, including cost estimates of activities that are necessary for the rehabilitation of the site, technological and regulatory changes, interest rates and inflation rates. As discussed in note 2(k), estimated changes in the fair value of the provision for remediation and mine closure or the useful life of the related assets are recognized as an increase or decrease in the book value of the provision and related asset retirement cost (ARC) in accordance with IAS 16, “Property, Plant and Equipment.”

According to the Company’s accounting policies, the provision for remediation and mine closure represents the present value of the costs that are expected to be incurred in the closure period of the operating activities of the Company. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure work required, which would reflect future economic conditions. Also, the timing of disbursements depends on the useful life of the mine, which are based on estimates of future commodity prices.

If any change in the estimate results in an increase to the provision for remediation and mine closure and related ARC, the Company shall consider whether or not this is an indicator of impairment of the assets and will apply impairment tests in accordance with IAS 36, “Impairments of Assets.”

(iv)	Inventories -

Net realizable value tests are performed at least annually and represent the estimated future sales price of the product based on prevailing spot metals prices, less estimated costs to complete production and bring the inventory to sale. Additionally, in calculating the net realizable value of the Company’s long-term stockpiles, Management also considers the time value of money.

Mill and leach stockpiles generally contain lower grade ores that have been extracted from the ore body and are available for copper recovery. Mill stockpiles contain sulfide ores and recovery of metal is through milling and concentrating. Leach stockpiles contain oxide ores and certain secondary sulfide ores and recovery of metal is through exposure to acidic solutions that dissolve contained copper and deliver it in solution to extraction processing facilities.

Because it is generally impracticable to determine copper contained in mill and leach stockpiles by physical count, reasonable estimation methods are employed. The quantity of material delivered to mill and leach stockpiles is based on surveyed volumes of mined material and daily production records. Sampling and assaying of blast hole cuttings determine the estimated copper grades of material delivered to mill and leach stockpiles.

Expected copper recovery rates for mill stockpiles are determined by metallurgical testing. The recoverable copper in mill stockpiles, once entered into the production process, can be produced into copper concentrate almost immediately.

Expected copper recovery rates for leach stockpiles are determined using small-scale laboratory tests, historical trends and other factors, including mineralogy of the ore and rock type. Total copper recovery in leach stockpiles can vary significantly depending on several variables, including type of copper recovery, mineralogy and the size of the rock. For newly placed material of active stockpiles, as much as 80 percent of total copper recovery may be extracted during the first year, and the remaining copper may be recovered over many years. Processes and recovery rates are monitored continuously, and recovery rate estimates are adjusted periodically as additional information becomes available and as related technology changes.

(v)	Asset impairment -

Management has determined that the Company’s operations consist of one cash generating unit. Therefore, the Company’s operations are evaluated at least annually in order to determine if there are impairment indicators. If any such indication exists, the Company makes an estimate of the recoverable amount, which is the greater of the fair value less costs of disposal or the value in use. These assessments require the use of estimates and assumptions, including long-term commodity prices, discount rates, operating costs, and others.

Fair value is defined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between willing and knowledgeable parties. The fair value of assets is generally determined as the current value of future cash flows derived from the continuous use of the asset, which includes estimates, such as the cost of future expansion plans and eventual disposal, while applying assumptions that an independent market participant may take into account. The cash flows are discounted by applying a discount rate that reflects the current market, the time value of money and the risks specific to the asset.

(c)	Currency -

The financial statements are presented in United States (US) dollars which is also the Company’s functional currency.

Foreign currency transactions are those carried out in a currency other than the functional currency. Foreign currency transactions are translated into the functional currency by applying the exchange rate in force on the date the transaction takes place. Monetary assets and liabilities denominated in foreign currencies are converted using the functional currency spot rate in force at the reporting date.

Gains and losses as a result of the difference in the exchange rate when currency items are liquidated or when converting currency items at exchange rates that are different from those used for their initial recognition are recognized in the statements of comprehensive income for the year.

The Company uses Peruvian Sol (S/) exchange rates published by the Superintendent of Banks, Insurance and Pension Fund Administrator. The published exchange rates were S/3.238 for US$1 for buying and S/3.245 for US$1 for selling as of December 31, 2017, and S/3.352 for US$1 buying and S/3.360 for US$1 for selling as of December 31, 2016. These rates have been applied to the appropriate asset and liability accounts.

(d)	Financial assets -

The Company determines the classification of its financial assets at initial recognition in accordance with IAS 39, “Financial Instruments: Recognition and Measurement”. Financial assets are recognized initially at fair value plus the direct costs attributable to the transaction. The Company’s financial assets include cash and cash equivalents, accounts receivable and embedded derivatives.

Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Accounts Receivables -

The Company’s receivables include current and long-term trade and other accounts receivable. These receivables are stated at their transaction value, net of an allowance for doubtful accounts. Trade accounts receivable are generated primarily from the Company’s concentrate and cathode sales, are denominated in US dollars, have current maturities, do not bear interest and have no specific guarantees.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, receivables are subsequently carried at amortized cost using the effective interest rate method less any provision for impairment (i.e. allowance for doubtful accounts).

The Company assesses whether, as of the date of the financial statements, there is objective evidence of impairment in the value of the receivable. Any resulting impairment is measured as the difference between the book value of the receivable and the present value of the estimated future cash flows, discounted at an original effective interest rate or one applicable to a similar transaction. The carrying amount of the receivable is reduced by means of an allowance account and recognized in the statements of comprehensive income.

Embedded derivatives –

Copper Sales -

The Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month based on quoted London Metal Exchange (LME) monthly average prices. The Company receives market prices based on prices in the specified future month, which results in price fluctuations recorded through revenues until the date of settlement. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is required to be separated from the main contract. The Company’s embedded derivatives from sales are measured at fair value (based on LME spot copper prices) with subsequent changes recognized in the statements of comprehensive income until the month of settlement.

Molybdenum Sales -

The Company’s molybdenum sales are also provisionally priced at the time of shipment. The Company records revenues and invoices customers at the time of shipment based on the arithmetic mean of the high and low Metals Week Dealer Oxide (MWDO) price. The provisional prices are finalized in a future month, according to the period of quotation, which results in price fluctuations recorded through revenues until the date of settlement, which also results in an embedded derivative that is required to be separated from the main contract.

(e)	Financial liabilities -

All financial liabilities are recognized initially at fair value and, in the case of accounts payable and other financial liabilities, net of directly attributable transaction costs. The Company´s financial liabilities include loans, trade and other payables, other financial liabilities and embedded derivatives.

Loans -

Loans are initially recognized at their fair value, net of directly attributable transaction costs. After initial recognition, loans are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of comprehensive income when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the statements of comprehensive income.

(f)	Inventories -

Inventories are stated at the lower of cost or net realizable value. Inventory of materials and supplies, as well as saleable products and in-process inventory are determined using the weighted-average cost method. The cost of finished goods and in-process inventory (i.e., stockpiles) includes labor and benefits, supplies, energy and other costs related to the mining and processing of minerals. Net realizable value is the estimated future sales price based on forward metal prices (for the period they are expected to be processed in), less estimated costs to complete production and bring the inventory to sale. The current portion of work in process is determined based on the amount the Company expects to process in the next twelve months. Inventories that are not expected to be processed in the next twelve months are classified as long-term inventories.

No adjustments to inventories were required for the years ended December 31, 2017 and 2016.

Provision for obsolescence -

Obsolescence allowances are established based on an item-by-item analysis by management. Any amount of obsolescence identified is charged to the statements of comprehensive income in the period it is deemed to have occurred.

(g)	Property, plant and equipment -

Property, plant and equipment are valued at historical cost, including costs that are directly attributed to the construction or acquisition of the asset, net of accumulated depreciation, amortization and impairment.

Repairs and/or improvements that increase the economic life of an asset and for which it is probable that there will be future economic benefit to the Company, are recorded as assets. All other maintenance costs are charged to expense as incurred.

Land is not depreciated. Depreciation of assets directly related to the useful life of the mine is calculated using the units-of-production (UOP) method based on the mine’s proven and probable copper reserves. Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 3 and 25
Transportation units	7
Furniture and fixtures	7
Other equipment	Between 3 and 25

Critical spare parts and other parts which are directly identified with machinery or equipment are included in property, plant and equipment, and the economic life assigned corresponds to the main asset with which they are identified.

An item of property, plant and equipment is retired at the time of its disposal or when no future economic benefits are expected from its use or subsequent disposition. Any gain or loss arising at the time of retirement is calculated as the difference between the proceeds from the sale and the book value of the asset and is included in the statements of comprehensive income in the year the asset is retired.

The residual value and useful economic lives of the Company’s property, plant and equipment are reviewed, and adjusted if appropriate, at each year end.

Impairment -

At each reporting date, the Company evaluates if there is any indication that an asset could be impaired. If such an indication exists, the Company estimates the recoverable amount of the asset. The recoverable amount of an asset is the greater of its fair value less costs to sell or its value in use and is determined for the assets of the mine as a whole, since there are no assets that generate cash revenues independently.

When the book value of an asset exceeds its recoverable amount, the asset is considered impaired and is reduced to its recoverable amount. When evaluating the value in use, the future estimated cash flows are discounted to their present value using an after-tax discount rate that reflects current market evaluations of the time value of money and the specific risks to the asset.

Losses resulting from the impairment of assets are recognized in the statements of comprehensive income under the categories of expenses consistent with the function of the impaired asset. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The revised valuation cannot exceed the book value that would have been determined, net of depreciation, if an impairment loss for the asset had not been recognized in a previous period. Such a reversal is recognized in the statements of comprehensive income.

There was no asset impairment loss for the Company for the years ended December 31, 2017, 2016 and 2015.

(h)	Intangible Assets -

Intangible assets are recorded at cost less accumulated amortization. After the initial recognition, the intangible assets are recorded at its cost less accumulated amortization and any accumulated loss for impairment of use, if applicable.

(i)	Exploration, development and stripping costs -

Exploration costs -

Mineral exploration costs, as well as drilling and other costs incurred for the purpose of converting mineral resources to proven and probable reserves, or identifying new mineral resources at development or production stage properties, are charged to the statements of comprehensive income as incurred.

Development costs -

Development costs are capitalized when the economic and technological feasibility of the project is confirmed, which is generally when the development or project has reached a milestone in accordance with a model established by management.

Stripping cost -

In accordance with IFRIC 20, “Stripping Cost in the Production Phase of a Surface Mine,” stripping costs incurred in the production phase are capitalized as a component of property, plant and equipment (see Note 8) if the stripping activity improves access to the ore body or enhances an existing asset. The stripping activity asset is subsequently amortized using the UOP method over the component of the ore body benefited.

(j)	Provisions -

General -

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that resources of the Company will be required to settle the obligation, and an estimate of the amount of the obligation can be calculated. The expense relating to any provision is presented in the statements of comprehensive income, net of any reimbursement, in the period the provision is established.

If the effect of the time value of money is significant, provisions are discounted by applying a discount rate that reflects, where applicable, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense in the statements of comprehensive income.

Mine closure provision -

The Company records a mine closure provision when a contractually or legally enforceable obligation arises. The Company estimates the present value of its future obligation for mine closure and increases the carrying amount of the related asset retirement cost (ARC), which is included in property, plant and equipment in the consolidated statements of financial position. Subsequently, the mine closure provision is accreted to full value over time and recognized as an interest cost considered in the initial fair value estimate. The related ARC is depreciated using the UOP method over the life of the mine.

The Company evaluates its mine closure provision on a quarterly basis and makes adjustments to estimates and assumptions, including scope, future costs and discount rates, as applicable. Changes in the fair value of the mine closure provision or the useful life of the related asset are recognized as an increase or decrease in the book value of the provision and the related ARC in accordance with IAS 16, “Property, Plant and Equipment.” Any decrease in the mine closure provision and related ARC cannot exceed the current book value of the asset; amounts over the current book value will be recorded in the statements of comprehensive income.

(k)	Revenue recognition -

The Company primarily sells copper concentrate and copper cathode in accordance with sales contracts entered into with its customers. Revenues comprise the fair value of the sale of goods, net of related general sales taxes. The Company recognizes revenue when the amount can be reliably measured, it is probable that future economic benefits will flow to the Company and all significant risks (including title and insurance risk) and rewards of ownership have transferred to the customer. Revenue is not considered reliably measured until all contingencies relating to the sale have been resolved.

Sales of copper concentrate and copper cathode -

Local sales of copper cathode are recognized when the Company has delivered the goods to the shipping company designated by the customer. Revenue associated with foreign sales of copper concentrate and copper cathode is recognized when all significant risks and rewards of ownership have transferred to the customer, which is typically when the inventory has passed over the vessel’s rail at the port of loading.

As described in Note (d), the Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month in accordance with the terms specified in the related sales contract and based on quoted LME monthly average prices. The Company receives market prices in the specified future month, and these sales result in changes recorded to revenues until the specified future month. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is bifurcated from the host contract.

The Company’s revenues are subject to OSINERGMIN (Organismo Supervisor de la Inversión en Energía y minería) and OEFA (Organismo de evaluación y fiscalización ambiental) royalties. The calculation for the OSINERGMIN contribution is 0.15% of invoiced sales for the year 2017 (0.16% for the year 2016 and 0.19% for the year 2015), and the calculation for the OEFA contribution is 0.11% of invoiced sales for the year 2017 (0.13% for the year 2016 and 0.15% for the year 2015). Those royalties are presented as a reduction of revenues (see Note 15).

(l)	Income taxes, deferred taxes and other taxes -

Income taxes -

Income tax assets and liabilities are measured at the amounts expected to be paid to or recovered from the tax authorities. The tax rates and tax laws that are applied to compute the amounts are those that are enacted or substantially enacted at the end of the reporting period. The Company calculates the provision for income tax in accordance with the Peruvian tax legislation in force. For the years 2017, 2016 and 2015, the Company was subject to an income tax rate of 32% (see Note 14(b)).

Deferred Taxes -

Deferred taxes are presented using the liability method for differences between the tax basis of assets and liabilities and their book value for financial reporting purposes. Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recorded for all deductible differences when there is a probability that there could be taxable earnings against which the deductible difference could be applied.

The book value of deferred tax assets is reviewed at the end of each period and reduced to an amount that is more likely than not to be realized against taxable earnings. Deferred tax assets that are not recognized are reassessed each period and are recognized when it is more likely than not that future taxable earnings will allow for the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at tax rates that are expected to be applicable during the year when the assets are realized or the liabilities are liquidated, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the end of the period. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax assets against tax liabilities and the deferred tax is related to the same entity and the same tax authority.

Mining Taxes -

On September 29, 2011, Law N° 29788 (which amended Law N° 28528) was enacted creating a new mining tax and royalty regime in Peru. Under the new regime, companies that did not have stability agreements were subject to the payment of royalties and a special mining tax. Cerro Verde believes its 1998 Stability Agreement exempts from royalties all minerals extracted from its mining concession, irrespective of the method used for processing those materials, and therefore, was not subject to the payment of royalties and a special mining tax. See Note 14(d) for further discussion of recent developments resulting in the recognition of provisions for these disputed prior years royalties and special mining taxes. Because the Company believes it was not subject to the payment of royalties and a special mining tax, Cerro Verde was subject to special mining burden (GEM) until the expiration of its 1998 Stability Agreement on December 31, 2013. Under the terms of its current 15-year stability agreement (see Note 14(a)), which became effective January 1, 2014, the Company is subject to mining royalties and a special mining tax for all of its mining production.

Supplementary Retirement Fund -

On July 9, 2011, Law N°29741 was enacted and established a Mining, Metallurgical and Steel Supplementary Retirement Fund (SRF), which is a social security retirement fund for mining, metals and steel industry workers. Under the terms of its current 15-year stability agreement, the Company is subject to SRF, which is calculated as 0.5% of net taxable income.

(m)	Benefits to employees -

Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, “Employee Benefits” and current Peruvian legislation.

Worker’s profit sharing -

The Company recognizes worker’s profit sharing in accordance with IAS 19. Worker’s profit sharing is calculated in accordance with Peruvian laws (Legislative Decree No. 892), and the Company’s worker’s profit sharing rate is 8% over the net taxable base of the current year. According to Peruvian law, the limit in the worker’s profit sharing that an employee could receive is equivalent to 18 months of wages, and any excess above such limit is transferred to the Regional Government and the National Fund for Employment’s Promotion and Training. The Company’s workers profit share is recognized as a liability in the statements of financial position and as an operating expense in the statements of comprehensive income.

(n)	Borrowing cost -

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance costs as part of the asset. A qualifying asset is one whose value is greater than US$1 million and requires at least 12 months to be ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds.

(o)	Fair value measurement -

The Company measures its embedded derivatives, at fair value, at each date presented in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
-	Level 2 — Valuation techniques for which the lowest-level input that is significant to the fair value measurement is directly or indirectly observable
-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

(p)	Basic and diluted earnings per share -

Basic and diluted earnings per share have been calculated based on the weighted average number of common shares outstanding during the period. When the number of shares is modified because of capitalization of retained earnings, the net income per basic and diluted shares is adjusted retroactively for all of the periods reported. For the years 2017 and 2016, the Company did not have any financial instruments with dilutive effects; as a result, the basic and diluted shares are the same in all periods presented.

(q)	New IFRS –

Following is a summary of improvements and amendments to IFRS that are not yet effective but will be applicable to the Company.

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IFRS 15 “Revenue from Contracts with Customers”, issued in May 2014 and amended in April 2016, established a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The new standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018.

Beginning January 1, 2018, the Company adopted this new standard on the required effective date using the modified retrospective method, in which the cumulative effect resulting from applying this new standard will be presented by adjusting the initial balance of retained earnings (January 1, 2018). During 2016, the Company performed a preliminary assessment of IFRs 15, followed by a more detailed analysis in 2017.

The key issues identified, and the Company’s views and perspectives, are set out below. These are based on the Company’s current interpretation of IFRS 15 and may be subject to change as the interpretations evolve. Furthermore, the Company is considering and will continue to monitor any further development.

To date, the Company has considered the following issues:

(a)	Mineral sales

For contracts with customers in which the sale of copper concentrate or copper cathode is expected to be the only performance obligation, it is estimated that IFRS 15 has no impact on the Company’s revenues and net profit. Management expects revenue recognition to occur at the moment control of the asset is transferred to the customer, which generally occurs with the delivery of the goods. At the time of preparing the adoption of IFRS 15, the Company has considered the following:

(i)	Variable considerations

Some of the Company’s sales of copper concentrate and copper cathode contain provisional pricing features which are currently considered to be embedded derivatives. Revenue is recognized at the estimated fair value of the total consideration received or receivable, net of discounts, provisions, and changes in volumes delivered at the point of destination.

Based on the “estimated fair value” approach, the Company expects that the application of the standard will not have a material impact on the financial statements.

Revenue, in respect of the host contract, will be recognized when control passes to the customer and will be measured at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the QP (Quotation Period), i.e., using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price (which is consistent with current practice). When considering the initial assay estimate, the Company has considered the requirements of IFRS 15 in relation to the constraint on estimates of variable consideration. It will only include amounts in the calculation of revenue where it is highly probable that a significant revenue reversal will not occur when the uncertainty relating to final assay/quality is subsequently resolved, i.e., at the end of the QP. The assay differences are not usually material to the Company, hence, no change is expected when compared to the current approach. Consequently, at the time the concentrate passes the ship’s rail, the Company will recognize a receivable because from that time it considers it has an unconditional right to consideration. This receivable will then be accounted for in accordance with IFRS 9.

With respect to the presentation of the amounts arising from such provisionally priced contracts, IFRS 15 requires those amounts to be disclosed separately from other types of revenues. This means that the revenue recognized from the initial sale must be separately disclosed in the financial statements from any revenue/income recognized from subsequent movements in the fair value of the related concentrate receivable. The Company presents the movements in the embedded derivative separately, so this requirement will not have an impact on the presentation of the Company’s financial statements. However, the quantum of the fair value movement may be different as a result of the adoption of IFRS 9. Consistent with current practice, any subsequent changes that arise due to the differences between the initial and the final assay will be recognized as an adjustment to the revenue from contracts with customers.

(ii)	Impact of shipping terms

The Company sells a portion of its copper concentrate and copper cathodes on CFR (Cost & Freight) and CIF (Cost, Insurance & Freight) Incoterms. This means that the Company is responsible for shipping services after the date at which control of the concentrate passes to the customer at the port of loading, i.e., when it crosses the ship’s rail. Under IAS 18, these shipping services are currently not considered to represent a separate service; hence, no revenue is allocated to them. Instead, concentrate revenue is recognized in full at the date the concentrate passes the ship’s rail, and the costs associated with shipping the goods are considered to be part of cost of sales.

Under IFRS 15, the provision of shipping services in these types of arrangements will be a distinct service (and therefore a separate performance obligation) to which a portion of the transaction price should be allocated and recognized over time as the shipping services are provided. The impact of these changes include:

-	Deferral of revenue: Some of the revenue currently recognized when the concentrate passes the ship’s rail will be deferred and recognized as the shipping services are subsequently provided; and

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Disaggregated disclosures: The revenue allocated to shipping services may need to be disclosed separately from concentrate revenue (where material), either on the face of the statement of comprehensive income or in the notes.

The Company has determined that while these changes will impact some of its arrangements, the overall year over year impact on the timing of revenue recognition will not be material and consequently such revenue will not be disclosed separately.

(b)	Other presentation and disclosure requirements

The presentation and disclosure requirements of IFRS 15 are more detailed than the current standard. The presentation requirements represent a significant change from current practice and will increase the volume of disclosures required in the Company’s financial statements. During 2017, the Company continued testing appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

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IFRS 9 “Financial Instruments, issued in July 2014, replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not required. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company adopted the new standard on January 1, 2018 and will not restate comparative information.

During 2017, the Company performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Company. Overall, the Company expects no significant impact on its statements of financial position or equity from the adoption of IFRS 9. However, there will be some changes to the classification and measurement of trade receivables relating to provisionally priced sales.

(a)	Classification and measurement

Some of the Company’s sales of metal in concentrate contain provisional pricing features. Currently, these provisionally priced sales contain an embedded derivative that is separated from the host contract, i.e., the concentrate receivable, for accounting purposes under IAS 39. Accordingly, the embedded derivative, which does not qualify for hedge accounting, is recognized at fair value, with subsequent changes in fair value recognized in the statements of comprehensive income each period until final settlement. The initial estimate of fair value and subsequent changes in fair value over the quotational period (“QP”), and up until final settlement, are estimated by reference to forward market prices.

On adoption of IFRS 9, the embedded derivative will no longer be separated from the concentrate receivables as the receivables are not expected to give rise to cash flows that solely represent payments of principal and interest. Instead, the receivables will be accounted for as one instrument and measured at fair value through profit or loss with subsequent changes in fair value recognized in the statements of comprehensive income each period until final settlement. This will mean that the quantum of the fair value movements will be different because the current approach only calculates fair value movements based on changes in the relevant commodity price, whereas under IFRS 9, the fair value of the receivable will not only include commodity price changes, but it will also factor in the impact of credit and interest rates. Given the nature of the sales with provisional prices, which are not more than three months long and are made with customers that have a solid credit rating, the Company does not expect this change to have a significant impact.

Other non-provisionally priced trade receivables are considered to be held to collect contractual cash flows and are expected to give rise to cash flows solely representing payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

For other financial assets currently measured at fair value, e.g., derivative financial assets, the Company will continue to classify and measure these at fair value.

There will be no impact on financial liabilities.

(b)	Impairment

IFRS 9 requires the Company use an expected credit loss model for its trade receivables measured at amortized cost, either on a 12-month or lifetime basis. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables measured at amortized cost. Given the short-term nature of these receivables, the Company does not expect these changes to have a significant impact.

(c)	Hedge accounting

The changes in IFRS 9 relating to hedge accounting will have no impact as the Company does not currently apply hedge accounting.

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IFRS 16 “Leases”, was issued in January 2016 and replaces IAS 17 “Leases,” IFRIC 4 “Determining whether an Arrangement contains a Lease,” SIC-15 “Operating Leases-Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease.” IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees: leases of ‘low-value’ assets (e.g., personal computers); and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach.

In 2017, the Company assembled a project team to begin the process of assessing the impact of the leases standard. The project team has developed its project plan, established a steering committee, identified key stakeholders, completed high level education sessions and begun to gather more information (through the use of interviews and questionnaires) with respect to the population of procurement contracts that will need to be assessed in light of the new requirements. In 2018, the Company plans to continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

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IFRIC 23, “Uncertainty over Income Tax Treatments”, effective January 1, 2019, clarifies application of recognition and measurement requirements in IAS 12, “Income Taxes” when there is uncertainty over income tax treatments. Management is currently evaluating the impact IFRIC 23 will have on the Company’s financial reporting and disclosures.